Acquisitions, disposals and reorganization	12 Months Ended
Dec. 31, 2016
Acquisitions, disposals and reorganization [Abstract]
Acquisitions, disposals and reorganization
(3)	Acquisitions, disposals and reorganization

Acquisition of additional interests in a subsidiary in 2016

On May 9, 2016, the Group had entered into a share purchase agreement with the minority shareholders of Inscom Holding Limited (“Inscom”) to acquire the remaining 34.9% of the equity interests in Inscom and the outstanding share options of Inscom for a total consideration of approximately RMB198,776 which consists of (i) RMB179,223 in cash after netting off with the receivable of RMB1,836 in relation with the exercise of the Inscom share options, (ii) 7,416,000 ordinary shares of the Company. Upon completion of the acquisition in May 2016, the Group’s equity interests in Inscom increased from 65.1% to 100%.

The schedule below discloses the effects of changes in the Group’s ownership in subsidiaries on the Group’s equity:

Year ended December 31, 2016
RMB
Net income attributable to the Company’s shareholders	157,047
Decrease in Company’s additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(174,779)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	(17,732)

Disposals of subsidiaries in 2016

During the year, the Group disposed of three subsidiaries, including Shandong Fanhua Mintai Insurance Agency Co., Ltd (“Shandong Mintai”), Guangdong Huajie Insurance Agency Co., Ltd (“Guangdong Huajie”) and Dongguan Zhongxin Insurance Agency Co., Ltd (“Dongguan Zhongxin”), for a total cash consideration of RMB30,712. The Group recognized RMB3,146 gain on disposal of subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal.

As of December 31, 2016, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of Shandong Mintai, Guangdong Huajie and Dongguan Zhongxin to the respective buyers.

Acquisitions and reorganization in 2015

Acquisitions of additional interests in subsidiaries

During the year ended December 31, 2015, the Group had entered into several agreements to acquire from the non-controlling shareholders of certain of the Group’s subsidiaries the additional interests in those subsidiaries for total consideration of RMB187,810. The Group retains its controlling financial interests before and after the transactions.

The schedule below discloses the effects of changes in the Group’s ownership in subsidiaries on the Group’s equity:

Year ended December 31, 2015
RMB
Net income attributable to the Company’s shareholders	210,086
Decrease in Company’s additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	50,063

Reorganization

As part of the Group’s growth strategy, Fanhua Insurance Surveyors & Loss Adjustors Holding Co., Ltd. (“FHISLA”) filed on application in November 2015 with National Equities Exchanges and Quotations (“NEEQ”) to list on the New Third Board, on emerging over-the-counter stock market for medium-and small-cap companies in China. In June 2015, FHISLA introduced two new investors, Shenzhen Yuanqian Investment Partnership (Limited Partnership) and Shenzhen Longqian Investment Partnership (Limited Partnership), hereinafter referred to as “Yuanqian” and “Longqian”. Yuanqian and Longqian together subscribed for total of 12.4% of the equity interests in FHISLA for a cash consideration of RMB17,000. In July 2015, Fangzhong transferred 44.7% and 42.9% of the equity interests in FHISLA to Guangdong Meidiya Investment Co., Ltd. (“Meidiya Investments”), a subsidiary of the Group, and 22 individuals, among whom were management members of the claims adjusting segment, for total purchase prices of RMB61,200 and RMB58,800, respectively. After the FHISLA Restructuring, the Group owns 44.7% of the equity interests and remains as the largest shareholder. The Group continue to exercise substantial control over FHISLA pursuant to shareholders’ agreements signed with Yuanqian, Longqian and two executive officers of the claims adjusting segment, The Group recorded stock compensation expense of RMB3,400, being the excess of the estimated fair value of Yuanqian, Longqian and 22 individual’s equity interest in FHISLA over the consideration paid by the investors.

In July 2015, in order to align the interests of the founding team of Chetong.net with the growth of the platform, Fangzhong, the subsidiary of the Group transferred 80.1% of the equity interests in Chetong Network to the management and employees of Chetong Network for cash consideration of RMB16,020, and 19.9% of the equity interests in Chetong Network to FHISLA for cash consideration of RMB3,980 which approximated its fair value at the disposal date. As a result, FHISLA and the management and employees of Chetong Network currently hold 19.9% and 80.1% of Chetong Network, respectively.